Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Noncurrent Provisions [line items]
Beginning balance	£ 268.5	£ 306.3
Charged to the income statement	14.5	61.0
Acquisitions	1.3	7.3
Utilised	(50.0)	(76.9)
Released to the income statement	(25.4)	(43.3)
Other movements	13.0	13.7
Exchange adjustments	22.7	0.4
Ending balance	244.6	268.5
Acquisitions provisions from revisions to fair value adjustments	1.3	7.3
Property
Disclosure of Noncurrent Provisions [line items]
Beginning balance	70.6	76.7
Charged to the income statement	8.1	25.2
Acquisitions	0.0	0.0
Utilised	(12.8)	(7.0)
Released to the income statement	(3.2)	(18.3)
Other movements	(4.8)	(5.2)
Exchange adjustments	4.9	(0.8)
Ending balance	62.8	70.6
Other
Disclosure of Noncurrent Provisions [line items]
Beginning balance	197.9	229.6
Charged to the income statement	6.4	35.8
Acquisitions	1.3	7.3
Utilised	(37.2)	(69.9)
Released to the income statement	(22.2)	(25.0)
Other movements	17.8	18.9
Exchange adjustments	17.8	1.2
Ending balance	£ 181.8	£ 197.9